THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                         MOODY'S/S&P
   AMOUNT                      SECURITY DESCRIPTION                    RATING           VALUE
-------------    -------------------------------------------------  ------------   ---------------
CERTIFICATES OF DEPOSIT-FOREIGN (0.3%)
CANADA (0.3%)
$   4,000,000    Canadian Imperial Bank of Commerce, 6.200% due
                   08/01/00(s) (cost $4,000,481)..................    Aa3/AA-      $     4,020,800
                                                                                   ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET BACKED SECURITIES (12.4%)
FINANCIAL SERVICES (12.4%)
   20,999,947    AFC Home Equity Loan Trust, NAS, Series 1997-3,
                   Class 1A5, Callable, 6.900% due 09/27/27.......    Aaa/AAA           21,209,947
    2,109,366    American Southwest Financial Corp., Support Bond,
                   Series 60, Class D, Callable, 8.900% due
                   03/01/18.......................................     NR/AAA            2,135,733
    2,253,150    Bear Stearns Structured Securities Inc.,
                   Sequential Payer, Series 1997-2, Class 1A5,
                   Callable, (144A), 7.000% due 08/25/36..........     Aaa/NR            2,213,368
    2,000,000    Chase Commercial Mortgage Securities Corp.,
                   Subordinated Bond, Series 1996-2, Class F,
                   Callable, (144A), 6.900% due 11/19/06(s).......     NR/NR             1,659,375
   16,090,000    Citibank Credit Card Master Trust I, PO, Series
                   1997-6, Class A, Callable, 5.937% due
                   08/15/06(y)....................................    Aaa/AAA           11,806,037
    4,700,000    COMM, Sequential Payer, Series 1999-1, Class A2,
                   Partially Callable, 6.455% due 09/15/08(s).....     Aaa/NR            4,697,430
    1,002,076    Countrywide Home Loans, Sequential Payer, Series
                   1997-4, Class A, Callable, 8.000% due
                   08/25/27.......................................     Aaa/NR            1,022,428
    5,089,000    CS First Boston Mortgage Securities Corp.,
                   Subordinated Bond, Series 1997-C2, Class B,
                   Callable, 6.720% due 11/17/07(s)...............     Aa2/NR            5,108,084
    2,452,000    First Union-Lehman Brothers Commercial Mortgage,
                   Subordinated Bond, Series 1997-C2, Class E,
                   Partially Callable, 7.120% due 11/18/12........   Baa3/BBB-           2,136,305
    1,500,000    J.P. Morgan Commercial Mortgage Finance Corp.,
                   Subordinated Bond, CSTR, Series 1996-C2, Class
                   E, Callable, (144A), 8.684% due 11/25/27(v)....     NR/BB             1,328,203
    2,467,787    Merrill Lynch Mortgage Investors, Inc.,
                   Subordinated Bond, CSTR, Series 1995-C2, Class
                   E, Callable, 7.765% due 06/15/21(v)............     Ba3/NR            2,300,055
    2,000,000    Merrill Lynch Mortgage Investors, Inc.,
                   Subordinated Bond, Series 1997-C1, Class F,
                   Partially Callable, 7.120% due 06/18/29........     NR/BB             1,471,875
    8,577,910    Midland Realty Acceptance Corp., Sequential
                   Payer, Series 1996-C2, Class A1, Callable,
                   7.020% due 01/25/29............................     Aaa/NR            8,742,767
   34,000,000    Morgan Stanley Capital I, Inc., Sequential Payer,
                   Series 1997-XL1, Class A3, Partially Callable,
                   6.950% due 10/03/30(s).........................    Aaa/AAA           34,903,125
    5,000,000    Morgan Stanley Capital I, Inc., Subordinated
                   Bond, CSTR, Series 1997-RR, Class D, Callable,
                   (144A), 7.759% due 04/30/39(v).................     NR/NR             3,861,719
    1,000,000    Morgan Stanley Capital I, Inc., Subordinated
                   Bond, Series 1995-GAL1, Class E, Callable,
                   (144A), 8.250% due 08/15/05....................     NR/NR               884,375
    2,000,000    Morgan Stanley Capital I, Inc., Subordinated
                   Bond, Series 1997-HF1, Class F, Partially
                   Callable, (144A), 6.860% due 02/15/10..........     NR/NR             1,537,500
    1,823,528    Mortgage Capital Funding, Inc., Sequential Payer,
                   Series 1997-MC2, Class A1, Partially Callable,
                   6.525% due 01/20/07............................     Aaa/NR            1,848,031

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                         MOODY'S/S&P
   AMOUNT                      SECURITY DESCRIPTION                    RATING           VALUE
-------------    -------------------------------------------------  ------------   ---------------
FINANCIAL SERVICES (CONTINUED)
$  48,090,000    Nationslink Funding Corp., Sequential Payer,
                   Series 1999-1, Class A2, Partially Callable,
                   6.316% due 11/20/08(t).........................    Aaa/AAA      $    47,721,810
   19,770,000    Nomura Asset Securities Corp., Sequential Payer,
                   Series 1998-D6, Class A1B, Partially Callable,
                   6.590% due 03/17/28............................    Aaa/AAA           19,853,405
   13,020,000    Nomura Asset Securities Corp., Sequential Payer,
                   Series 1998-D6, Class A1C, Partially Callable,
                   6.690% due 03/17/28............................    Aaa/AAA           12,881,662
    1,150,000    Vendee Mortgage Trust, Sequential Payer, Series
                   1997-1, Class 2C, Partially Callable, 7.500%
                   due 09/15/17...................................     NR/NR             1,167,963
                                                                                   ---------------
                     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS AND
                       ASSET BACKED SECURITIES (COST
                       $195,034,258)..............................                     190,491,197
                                                                                   ---------------

CONVERTIBLE BONDS (0.1%)
RETAIL (0.1%)
    1,100,000    Corporate Express, Inc., Callable 07/01/99,
                   4.500% due 07/01/00 (cost $934,625)............     B3/B-               980,375
                                                                                   ---------------

CORPORATE OBLIGATIONS (22.4%)
APPARELS & TEXTILES (0.3%)
      500,000    Collins & Aikman Products Co., Callable 04/15/01,
                   11.500% due 04/15/06...........................      B2/B               516,250
    2,570,000    Polymer Group, Inc., Series B, Callable 07/01/02,
                   9.000% due 07/01/07(s).........................      B2/B             2,634,250
    1,000,000    Westpoint Stevens, Inc., Callable, 7.875% due
                   06/15/05.......................................     Ba3/BB            1,022,500
                                                                                   ---------------
                                                                                         4,173,000
                                                                                   ---------------

AUTOMOTIVE SUPPLIES (0.1%)
    1,000,000    Federal-Mogul Corp., Callable, 7.750% due
                   07/01/06.......................................    Ba2/BB+            1,001,920
                                                                                   ---------------

BANKING (1.4%)
    2,750,000    FCB/SC Capital Trust I, Callable 03/15/08, 8.250%
                   due 03/15/28...................................     NR/NR             2,763,887
    8,300,000    First Union Corp., Putable, 6.550% due
                   10/15/35(s)....................................     A2/A-             8,457,119
   10,800,000    Swiss Bank Corp.-New York, 7.000% due
                   10/15/15(t)....................................     Aa2/AA           10,819,008
                                                                                   ---------------
                                                                                        22,040,014
                                                                                   ---------------

BROADCASTING & PUBLISHING (0.3%)
    1,700,000    Capstar Broadcasting Partners, Callable 07/01/02,
                   9.250% due 07/01/07............................     B2/B-             1,819,000
    2,700,000    Fox Family Worldwide, Inc., Callable 11/01/02,
                   9.250% due 11/01/07(s).........................      B1/B             2,619,000
                                                                                   ---------------
                                                                                         4,438,000
                                                                                   ---------------

BUILDING MATERIALS (0.7%)
   11,000,000    Armstrong World, Inc., 6.350% due 08/15/03(s)....    Baa1/A-           11,009,790
                                                                                   ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                         MOODY'S/S&P
   AMOUNT                      SECURITY DESCRIPTION                    RATING           VALUE
-------------    -------------------------------------------------  ------------   ---------------
CHEMICALS (0.2%)
$   3,500,000    Arco Chemical Co., 9.800% due 02/01/20...........     Ba3/BB      $     3,440,290
                                                                                   ---------------

ELECTRIC (1.8%)
      494,000    Calpine Corp., 7.875% due 04/01/08...............     Ba2/BB              498,940
    6,250,000    East Coast Power LLC, Callable, (144A), 7.536%
                   due 06/30/17...................................   Baa3/BBB-           6,197,625
   10,000,000    Pacific Corp., Series G, Callable, 6.710% due
                   01/15/26(s)....................................    Aaa/AAA            9,849,300
    5,000,000    PECO Energy Co., 8.000% due 04/01/02(s)..........   Baa1/BBB+           5,285,250
    5,735,000    Scana Corp., Series B, MTN, 5.810% due
                   10/23/08(t)....................................      A3/A             5,513,055
                                                                                   ---------------
                                                                                        27,344,170
                                                                                   ---------------

ELECTRONICS (0.4%)
    7,000,000    Sensormatic Electronics Corp., Callable, (144A),
                   7.740% due 03/29/06(s).........................     NR/BB+            6,573,140
                                                                                   ---------------

ENERGY SOURCE (0.7%)
      506,000    Cogentrix Energy, Inc., Callable, 8.750% due
                   10/15/08.......................................    Ba1/BB+              546,480
    9,825,000    Florida Power & Light Co., Callable, 6.000% due
                   06/01/08.......................................    Aa3/AA-            9,721,543
                                                                                   ---------------
                                                                                        10,268,023
                                                                                   ---------------

ENTERTAINMENT, LEISURE & MEDIA (0.4%)
    2,500,000    Fox/Liberty Networks LLC, Callable 08/15/02,
                   8.875% due 08/15/07(s).........................      B1/B             2,728,125
    1,090,000    Jacor Communications Co., Series B, Callable
                   06/15/02, 8.750% due 06/15/07..................     B2/BB+            1,160,850
    1,100,000    Lamar Advertising Co., Callable 09/15/02, 8.625%
                   due 09/15/07...................................      B1/B             1,152,250
    1,000,000    Outdoor Systems, Inc., Callable 06/15/02, 8.875%
                   due 06/15/07(s)................................      B1/B             1,065,000
                                                                                   ---------------
                                                                                         6,106,225
                                                                                   ---------------

FINANCIAL SERVICES (8.1%)
   13,000,000    Associates Corp. N.A., 5.875% due 07/15/02(s)....    Aa3/AA-           13,004,290
    3,060,000    Associates Corp. N.A., Putable, 5.960% due
                   05/15/37.......................................    Aa3/AA-            3,078,238
    9,600,000    Cendant Corp., Callable, 7.500% due 12/01/00.....    Baa1/BBB           9,731,808
    3,400,000    Commercial Credit Co., Putable, 8.700% due
                   06/15/10(s)....................................     Aa3/A+            3,993,844
    5,000,000    Enterprise Rent-a-Car USA Finance Co., (144A),
                   6.375% due 05/15/03(s).........................   Baa2/BBB+           4,923,600
    4,000,000    FCB/NC Capital Trust I, Callable 03/01/08, 8.050%
                   due 03/01/28(s)................................    Baa3/BB+           3,932,000
    1,000,000    Golden State Holdings Co., Callable, 7.125% due
                   08/01/05.......................................    Ba1/BB+              980,550
   17,500,000    Household Finance Corp., 5.875% due
                   02/01/09(s)(t).................................      A2/A            16,607,150
    2,525,000    Household Finance Corp., 6.500% due 11/15/08.....      A2/A             2,511,845
    2,500,000    Keystone Financial Mid-Atlantic Funding, MTN,
                   6.500% due 05/31/08(s).........................   Baa2/BBB+           2,432,500
    1,900,000    Nationwide Financial Services, Inc., Callable
                   03/01/07, 8.000% due 03/01/27(s)...............     A1/A+             2,021,334
   10,000,000    NGC Corp. Capital Trust, Series B, Callable,
                   8.316% due 06/01/27(t).........................   Baa3/BBB-          10,183,600
   13,000,000    Norwest Financial, Inc., 7.200% due
                   04/01/04(s)....................................     Aa3/A+           13,630,890
    5,000,000    Phillips 66 Capital Trust II, Callable 01/15/07,
                   8.000% due 01/15/37(s).........................    Baa1/BBB           5,259,350

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                         MOODY'S/S&P
   AMOUNT                      SECURITY DESCRIPTION                    RATING           VALUE
-------------    -------------------------------------------------  ------------   ---------------
FINANCIAL SERVICES (CONTINUED)
$   4,100,000    Provident Financing Trust I, 7.405% due
                   03/15/38(s)....................................    A3/BBB-      $     4,086,429
    3,000,000    Safeco Capital Trust I, Callable 07/15/07, 8.072%
                   due 07/15/37...................................      A3/A             2,978,610
    1,250,000    Sears Roebuck Acceptance Corp., Series 3, MTN,
                   6.600% due 10/09/01(s).........................     A2/A-             1,272,725
    2,450,000    Sun World International, Inc., Series B, Callable
                   04/15/01, 11.250% due 04/15/04.................      B2/B             2,587,812
   20,000,000    Toyota Motor Credit Corp., 5.625% due
                   11/13/03(t)....................................    Aa1/AAA           19,763,800
    1,500,000    US Bancorp, Series B, Callable 12/15/06, 8.270%
                   due 12/15/26...................................    A1/BBB+            1,600,845
                                                                                   ---------------
                                                                                       124,581,220
                                                                                   ---------------

FOOD, BEVERAGES & TOBACCO (0.2%)
    3,175,000    J Seagram & Sons, 7.600% due 12/15/28(s).........   Baa3/BBB-           3,246,120
                                                                                   ---------------

FOREST PRODUCTS & PAPER (1.4%)
    5,000,000    Champion International Corp., 7.100% due
                   09/01/05(s)....................................    Baa1/BBB           5,149,200
    5,600,000    Georgia-Pacific Corp., 9.950% due 06/15/02(s)....   Baa2/BBB-           6,177,080
    9,150,000    Georgia-Pacific Corp., Callable 04/30/05, 8.625%
                   due 04/30/25(t)................................   Baa2/BBB-           9,761,037
                                                                                   ---------------
                                                                                        21,087,317
                                                                                   ---------------

HEALTH SERVICES (0.2%)
    1,826,000    Genesis Health Ventures, Callable 06/15/00,
                   9.750% due 06/15/05............................    B2/CCC+            1,652,530
    2,000,000    Mariner Post-Acute Network, Inc., Series B,
                   Callable 04/01/01, 9.500% due 04/01/06.........     B3/CCC            1,400,000
                                                                                   ---------------
                                                                                         3,052,530
                                                                                   ---------------

METALS & MINING (0.2%)
    2,400,000    P&L Coal Holdings Corp., Series B, Callable
                   05/15/03, 9.625% due 05/15/08(s)...............      B2/B             2,496,000
    1,000,000    Ryerson Tull, Inc., Callable, 8.500% due
                   07/15/01.......................................    Baa3/BBB           1,030,000
                                                                                   ---------------
                                                                                         3,526,000
                                                                                   ---------------

NATURAL GAS (0.6%)
    3,591,000    Columbia Energy Group, Series G, Callable
                   11/28/05, 7.620% due 11/28/25(s)...............    A3/BBB+            3,585,649
    5,000,000    National Fuel Gas Co., Series D, MTN, Putable,
                   6.214% due 08/12/27............................     A2/A-             5,048,050
                                                                                   ---------------
                                                                                         8,633,699
                                                                                   ---------------

OIL-PRODUCTION (0.2%)
    2,500,000    Plains Resources, Inc., Series D, Callable
                   03/15/01, 10.250% due 03/15/06(s)..............     B2/B-             2,600,000
                                                                                   ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                         MOODY'S/S&P
   AMOUNT                      SECURITY DESCRIPTION                    RATING           VALUE
-------------    -------------------------------------------------  ------------   ---------------
OIL-SERVICES (0.3%)
$     750,000    Lasmo (USA) Inc., Callable 06/01/03, 8.375% due
                   06/01/23.......................................    Baa2/BBB     $       757,117
    1,250,000    Newpark Resources, Inc., Series B, Callable
                   12/15/02, 8.625% due 12/15/07(s)...............     B2/B+             1,206,250
    3,013,892    Oil Purchase Co., Sinking Fund, (144A), 7.100%
                   due 10/31/02(s)................................    Baa3/BBB           2,833,058
                                                                                   ---------------
                                                                                         4,796,425
                                                                                   ---------------

PACKAGING & CONTAINERS (0.0%)
      710,000    Stone Container Corp., Callable, 12.750% due
                   04/01/02(v)....................................     B3/B-               713,550
                                                                                   ---------------

RAILROADS (0.6%)
    1,500,000    Union Pacific Corp., 7.125% due 02/01/28(t)......   Baa3/BBB-           1,482,600
    7,000,000    Union Pacific Corp., 7.600% due 05/01/05(s)......   Baa3/BBB-           7,409,570
                                                                                   ---------------
                                                                                         8,892,170
                                                                                   ---------------

RETAIL (0.2%)
    2,500,000    Federated Department Stores, Inc., 8.500% due
                   06/15/03.......................................   Baa2/BBB+           2,714,450
    1,000,000    Fred Meyer, Inc., Callable, 7.450% due
                   03/01/08.......................................    Ba2/BB+            1,048,300
                                                                                   ---------------
                                                                                         3,762,750
                                                                                   ---------------

TELECOMMUNICATIONS (0.3%)
    1,000,000    Lenfest Communications, Inc., 7.625% due
                   02/15/08.......................................    Ba2/BB+            1,022,500
    1,500,000    McLeodUSA, Inc., Callable 07/15/02, 9.250% due
                   07/15/07.......................................     B2/B+             1,567,500
    1,000,000    NEXTLINK Communications, Inc., Callable 10/01/02,
                   9.625% due 10/01/07(s).........................      B3/B             1,010,000
    1,300,000    Qwest Communications International, Inc., Series
                   B, Callable 04/01/02, 10.875% due 04/01/07.....    Ba1/BB+            1,495,754
                                                                                   ---------------
                                                                                         5,095,754
                                                                                   ---------------

TELEPHONE (1.9%)
   21,900,000    AT&T Corp., Callable, 6.000% due 03/15/09(t).....     A1/AA-           21,404,624
    7,500,000    MCI Worldcom, Inc., 6.950% due 08/15/06(s).......   Baa2/BBB+           7,791,900
                                                                                   ---------------
                                                                                        29,196,524
                                                                                   ---------------

TRANSPORTATION (0.2%)
    2,500,000    Atlantic Express Transportation Corp., Callable
                   02/01/01, 10.750% due 02/01/04.................      B2/B             2,568,750
                                                                                   ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                         MOODY'S/S&P
   AMOUNT                      SECURITY DESCRIPTION                    RATING           VALUE
-------------    -------------------------------------------------  ------------   ---------------
UTILITIES (1.7%)
$  10,000,000    Atmos Energy Corp., Callable, 6.750% due
                   07/15/28(t)....................................     A3/A-       $     9,516,500
    2,950,000    Central Power & Light Co., Series KK, 6.625% due
                   07/01/05.......................................      A3/A             3,021,714
   12,400,000    Southern Co. Capital Trust I, Callable 02/01/07,
                   8.190% due 02/01/37(s).........................    A3/BBB+           13,083,860
                                                                                   ---------------
                                                                                        25,622,074
                                                                                   ---------------
                     TOTAL CORPORATE OBLIGATIONS (COST
                       $346,555,870)..............................                     343,769,455
                                                                                   ---------------

FOREIGN CORPORATE OBLIGATIONS (4.2%)
BERMUDA (0.1%)
ENTERTAINMENT, LEISURE & MEDIA
    1,250,000    Central European Media Enterprises, Callable
                   08/15/01, 9.375% due 08/15/04..................   Caa1/CCC+           1,112,500
                                                                                   ---------------

CANADA (2.4%)
FINANCIAL SERVICES
    5,000,000    McKesson Finance of Canada, (144A), 6.550% due
                   11/01/02.......................................     A3/A-             5,039,100

FOOD, BEVERAGES & TOBACCO
      350,000    Cott Corp., Callable 07/01/00, 8.500% due
                   05/01/07.......................................     B1/B+               315,000

OIL PRODUCTION
    6,400,000    Canadian Occidental Petroleum, Callable, 7.125%
                   due 02/04/04(s)................................    Baa2/BBB           6,440,000
    1,498,800    Express Pipeline LP, Series B, Callable, Sinking
                   Fund, (144A), 7.390% due 12/31/19..............   Baa3/BBB-           1,362,034

RAILROADS
    5,350,000    Canadian National Railway, 7.000% due
                   03/15/04(s)....................................    Baa2/BBB           5,489,742

TELECOMMUNICATIONS
      900,000    Rogers Cablesystems Ltd., Callable 12/01/02,
                   10.000% due 12/01/07...........................    Ba3/BB+            1,012,500

TELECOMMUNICATION SERVICES
      300,000    Microcell Telecommunications, Inc., Series B,
                   Callable 12/01/01, 0.000% due 06/01/06(v)......     B3/NR               252,000

TELEPHONE
      600,000    Call-Net Enterprises, Inc., Callable 08/15/02,
                   0.000% due 08/15/07(v).........................     B2/BB-              423,000
    1,250,000    Rogers Cantel, Inc., Callable 10/01/02, 8.300%
                   due 10/01/07...................................    Ba3/BB+            1,318,750

TRANSPORT & SERVICES
    7,000,000    Laidlaw, Inc., Putable, 6.720% due 10/01/27(s)...    Baa3/BBB           6,542,200
    2,500,000    Teekay Shipping Corp., Sinking Fund, 8.320% due
                   02/01/08(s)....................................    Ba2/BB+            2,456,250

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                         MOODY'S/S&P
   AMOUNT                      SECURITY DESCRIPTION                    RATING           VALUE
-------------    -------------------------------------------------  ------------   ---------------
WATER
$   4,500,000    Hydro Quebec, Series GF, 8.875% due
                   03/01/26(s)....................................     A2/A+       $     5,669,866
                                                                                   ---------------
                                                                                        36,320,442
                                                                                   ---------------

FRANCE (0.1%)
ELECTRICAL EQUIPMENT
    1,785,000    Legrand S.A., 8.500% due 02/15/25(s).............      A2/A             2,036,167
                                                                                   ---------------

HONG KONG (0.0%)
BANKING
       44,000    Bangkok Bank Public Co. Ltd., (144A), 9.025% due
                   03/15/29.......................................     NR/B+                34,320
                                                                                   ---------------

MEXICO (0.1%)
FOOD, BEVERAGES & TOBACCO
    1,625,000    Panamerican Beverages, 7.250% due 07/01/09(s)....   Baa3/BBB-           1,428,586
                                                                                   ---------------

NETHERLANDS (0.2%)
FINANCIAL SERVICES
      900,000    ICI Investments BV, Series E, MTN, 6.750% due
                   08/07/02.......................................    Baa1/A-              911,070
    2,250,000    Montell Finance Co. BV, (144A), 8.100% due
                   03/15/27.......................................      A3/A             2,267,640
                                                                                   ---------------
                                                                                         3,178,710
                                                                                   ---------------

SOUTH KOREA (0.2%)
BANKING
    1,000,000    Export-Import Bank of Korea, 7.125% due
                   09/20/01.......................................    Baa3/NR              964,400

ELECTRIC
    1,500,000    Korea Electric Power Corp., Putable, 6.000% due
                   12/01/26.......................................   Baa3/BBB-           1,443,660
                                                                                   ---------------
                                                                                         2,408,060
                                                                                   ---------------

SWEDEN (0.1%)
TRANSPORTATION
    1,500,000    Stena AB, Callable 06/15/02, 8.750% due
                   06/15/07.......................................     Ba2/BB            1,406,250
                                                                                   ---------------

UNITED KINGDOM (1.0%)
ELECTRIC
    5,000,000    National Power Co. PLC, 6.250% due 12/01/03......     A2/A-             5,012,500
   10,000,000    United Utilities PLC, Callable, 6.875% due
                   08/15/28(s)....................................      A2/A             9,593,600

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                         MOODY'S/S&P
   AMOUNT                      SECURITY DESCRIPTION                    RATING           VALUE
-------------    -------------------------------------------------  ------------   ---------------
TELEPHONE
$   1,500,000    Orange PLC, Callable 08/01/03, 8.000% due
                   08/01/08(s)....................................     Ba3/B+      $     1,545,000
                                                                                   ---------------
                                                                                        16,151,100
                                                                                   ---------------
                     TOTAL FOREIGN CORPORATE OBLIGATIONS (COST
                       $64,640,552)...............................                      64,076,135
                                                                                   ---------------

FOREIGN GOVERNMENT AGENCIES (0.2%)
MEXICO (0.2%)
ELECTRIC
    3,814,000    Petroleos Mexicanos, (144A), 7.750% due 10/29/99
                   (cost $3,825,596)..............................     Ba2/BB            3,823,535
                                                                                   ---------------

FOREIGN GOVERNMENT OBLIGATIONS (0.3%)
CANADA (0.3%)
    4,700,000    Province of Quebec, Series NY, 6.500% due
                   01/17/06(s) (cost $4,763,668)..................     A2/A+             4,787,843
                                                                                   ---------------

PRIVATE PLACEMENT (3.2%)
FINANCIAL SERVICES (2.0%)
    6,000,000    500 Grant Street Associates, Sinking Fund,
                   (144A), 6.460% due 12/01/08....................     A2/NR             6,033,600
   23,500,000    Newcourt Credit Group, (144A), 6.875% due
                   02/16/05(t)....................................    Baa3/BBB          24,059,535
                                                                                   ---------------
                                                                                        30,093,135
                                                                                   ---------------

REAL ESTATE (1.2%)
    4,487,596    180 East End Avenue Note, secured by first
                   mortgage and agreement on co-op apartment
                   building in New York City, 6.875% due
                   01/01/29(f)....................................     NR/NR             4,382,407
   10,986,452    200 East 57th Street, secured by first mortgage
                   and agreement on co-op apartment building in
                   New York City, 6.500% due 01/01/14(f)..........     NR/NR            10,545,895
    3,291,757    81 Irving Place Note, secured by first mortgage
                   and agreement on co-op apartment building in
                   New York City, 6.950% due 01/01/29(f)..........     NR/NR             3,221,840
                                                                                   ---------------
                                                                                        18,150,142
                                                                                   ---------------
                     TOTAL PRIVATE PLACEMENT (COST $48,186,139)...                      48,243,277
                                                                                   ---------------

SOVEREIGN BONDS (4.0%)
ARGENTINA (0.2%)
      606,000    Republic of Argentina Global Bonds, 11.750% due
                   04/04/09.......................................     Ba3/BB              625,392
    3,031,800    Republic of Argentina, Series FRB, Callable
                   09/30/99, Sinking Fund, 5.938% due
                   03/31/05(v)....................................     Ba3/BB            2,698,302
                                                                                   ---------------
                                                                                         3,323,694
                                                                                   ---------------

BULGARIA (0.0%)
      785,000    Republic of Bulgaria IAB PDI Bonds, Callable
                   07/28/99, Sinking Fund, 5.875% due
                   07/28/11(v)....................................     B2/NR               531,838
                                                                                   ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                         MOODY'S/S&P
   AMOUNT                      SECURITY DESCRIPTION                    RATING           VALUE
-------------    -------------------------------------------------  ------------   ---------------
COLOMBIA (0.4%)
$   2,120,000    Republic of Colombia Global Bonds, 7.625% due
                   02/15/07.......................................   Baa3/BBB-     $     1,841,750
    3,472,000    Republic of Colombia Global Bonds, 10.875% due
                   03/09/04.......................................   Baa3/BBB-           3,655,728
                                                                                   ---------------
                                                                                         5,497,478
                                                                                   ---------------

MEXICO (1.3%)
    7,671,000    United Mexican States Global Bonds, 11.375% due
                   09/15/16.......................................     Ba2/BB            8,749,734
    3,920,000    United Mexican States Global Bonds, 11.500% due
                   05/15/26(s)....................................     Ba2/BB            4,662,840
    1,470,000    United Mexican States Global Bonds, Series E,
                   MTN, 9.750% due 04/06/05.......................     Ba2/BB            1,524,390
    4,362,000    United Mexican States Global Bonds, Series XW,
                   10.375% due 02/17/09...........................     NR/NR             4,678,245
                                                                                   ---------------
                                                                                        19,615,209
                                                                                   ---------------

PANAMA (0.4%)
      700,000    Republic of Panama IRB, Series 18 Year, Sinking
                   Fund, 4.000% due 07/17/14(v)...................    Ba1/BB+              548,625
    8,158,759    Republic of Panama PDI, Series 20 Year, Sinking
                   Fund, 5.938% due 07/17/16(v)...................    Ba1/BB+            6,376,070
                                                                                   ---------------
                                                                                         6,924,695
                                                                                   ---------------

PERU (0.4%)
   10,114,000    Republic of Peru PDI, Series 20 Year, Sinking
                   Fund, 4.500% due 03/07/17(v)...................     NR/BB             6,814,308
                                                                                   ---------------

PHILIPPINES (0.4%)
    3,463,000    Republic of Philippines Global Bonds, 8.875% due
                   04/15/08.......................................    Ba1/BB+            3,523,603
    2,957,000    Republic of Philippines Global Bonds, 9.875% due
                   01/15/19.......................................    Ba1/BB+            3,031,812
                                                                                   ---------------
                                                                                         6,555,415
                                                                                   ---------------

POLAND (0.4%)
    7,240,000    Republic of Poland Bearer PDI, Callable 10/27/99,
                   Sinking Fund, 5.000% due 10/27/14(s)(v)........   Baa3/BBB-           6,697,000
                                                                                   ---------------

VENEZUELA (0.5%)
    8,785,685    Republic of Venezuela DCB, Series DL, Callable,
                   Sinking Fund, 5.938% due 12/18/07(v)...........     B2/B+             7,094,440
                                                                                   ---------------
                     TOTAL SOVEREIGN BONDS (COST $60,586,489).....                      63,054,077
                                                                                   ---------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (47.4%)
FEDERAL HOME LOAN MORTGAGE CORP. (3.0%)
    1,275,937    6.000% due 03/01/11-04/01/11.....................                       1,269,149
    3,618,358    7.000% due 09/01/09-07/01/28.....................                       3,675,069
    8,400,217    7.500% due 10/01/26..............................                       8,633,827
    3,067,885    8.000% due 11/01/26-03/01/27.....................                       3,192,502
        6,494    9.000% due 04/01/03..............................                           6,639
    4,569,512    9.250% due 06/01/16..............................                       4,804,430

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                         MOODY'S/S&P
   AMOUNT                      SECURITY DESCRIPTION                    RATING           VALUE
-------------    -------------------------------------------------  ------------   ---------------
FEDERAL HOME LOAN MORTGAGE CORP. (CONTINUED)
$   1,509,536    9.500% due 08/01/04-03/01/06.....................                 $     1,585,832
       12,926    10.000% due 04/01/09.............................                          13,701
          616    12.500% due 08/01/14.............................                             704
    2,654,180    Gold, 6.500% due 05/01/04........................                       2,664,133
    9,762,562    Gold, 8.506% due 12/01/04........................                      10,374,247
      100,212    REMIC: PAC-1(11), Series 1207, Class J, Partially
                   Callable, 6.750% due 07/15/19..................                         100,024
    7,830,000    REMIC: Sequential Payer, AD, Series 1980, Class
                   VB, Partially Callable, 7.000% due 03/15/11....                       7,976,813
    1,550,000    REMIC: Sequential Payer, Series 1980, Class C,
                   Partially Callable, 6.850% due 10/15/21........                       1,555,813
                                                                                   ---------------
                                                                                        45,852,883
                                                                                   ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (33.9%)
    7,846,279    6.500% due 10/01/13-09/01/28.....................                       7,795,122
    2,807,834    6.880% due 11/01/05..............................                       2,869,269
   41,933,690    7.000% due 04/01/28-09/01/28.....................                      42,483,860
      250,989    7.500% due 03/01/27..............................                         257,969
    4,101,234    8.000% due 06/01/11-05/01/27.....................                       4,263,182
    4,232,737    8.700% due 01/01/05..............................                       4,634,847
      379,848    9.000% due 12/01/24..............................                         402,756
      213,997    10.000% due 06/01/20.............................                         231,924
   16,179,025    IO, Series 292, Class 2, 7.500% due 11/01/27.....                       3,473,434
   16,179,025    PO, Series 292, Class 1, 7.081% due
                   11/01/27(y)....................................                      13,201,073
  123,420,000    TBA, May, 6.000% due 03/01/29....................                     119,601,694
  307,105,000    TBA, May, 6.500% due 03/01/29....................                     305,089,620
   16,350,000    TBA, May, 7.000% due 03/01/29....................                      16,564,594
                                                                                   ---------------
                                                                                       520,869,344
                                                                                   ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (10.5%)
    9,680,059    6.500% due 06/15/28-07/15/28.....................                       9,616,461
  136,583,239    7.000% due 12/15/08-02/15/29.....................                     138,591,178
   10,397,282    7.500% due 01/15/27-02/15/27.....................                      10,715,647
    1,661,585    8.000% due 06/15/17-04/15/27.....................                       1,736,257
       95,959    9.000% due 12/15/26..............................                         103,095
       17,032    11.000% due 05/15/16.............................                          19,012
        9,239    11.500% due 07/15/13.............................                          10,413
                                                                                   ---------------
                                                                                       160,792,063
                                                                                   ---------------
                     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                       (COST $728,780,875)........................                     727,514,290
                                                                                   ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                      SECURITY DESCRIPTION                                     VALUE
-------------    -------------------------------------------------                 ---------------
U.S. TREASURY OBLIGATIONS (4.8%)
U.S. TREASURY BONDS (4.4%)
$   7,240,000    5.500% due 08/15/28(s)...........................                 $     6,899,503
   19,418,000    6.750% due 08/15/26(s)...........................                      21,647,963
   27,250,000    12.000% due 08/15/13(s)..........................                      39,614,688
                                                                                   ---------------
                                                                                        68,162,154
                                                                                   ---------------

U.S. TREASURY NOTES (0.1%)
    2,120,000    7.875% due 08/15/01(s)...........................                       2,243,893
                                                                                   ---------------

U.S. TREASURY STRIPS (0.3%)
   13,490,000    PO, 6.112% due 11/15/15(y).......................                       4,983,340
                                                                                   ---------------
                     TOTAL U.S. TREASURY OBLIGATIONS (COST
                       $77,934,664)...............................                      75,389,387
                                                                                   ---------------

                                                                    MOODY'S/S&P
  SHARES                                                              RATING
-----------                                                       ---------------
CONVERTIBLE PREFERRED STOCKS (1.0%)
FINANCIAL SERVICES (0.3%)
    150,000    TCI Communications Financing II, Callable
                 05/31/01.......................................             A3/A         4,059,375
                                                                                    ---------------

INDUSTRIAL PRODUCTS & SERVICES (0.7%)
     12,575    Home Ownership Funding, (144A), 13.331%(v).......           Aaa/NR        11,478,133
                                                                                    ---------------
                   TOTAL CONVERTIBLE PREFERRED STOCKS (COST
                     $16,675,578)...............................                         15,537,508
                                                                                    ---------------

PREFERRED STOCKS (0.1%)
OIL-SERVICES (0.1%)
     36,000    Lasmo PLC, Series A, Callable 06/16/99, 10.000%
                 (cost $801,000)................................         Baa3/BB+           866,250
                                                                                    ---------------

 PRINCIPAL
   AMOUNT                    SECURITY DESCRIPTION                     VALUE
------------   -------------------------------------------------  --------------
SHORT-TERM INVESTMENTS (28.0%)
COMMERCIAL PAPER--DOMESTIC (12.6%)
  25,000,000   Asset Securitization Corp., 4.810% due
                 06/16/99(t)....................................      24,846,347
  15,000,000   General Electric Capital Corp., 4.800 due
                 06/07/99.......................................      14,926,000
  50,000,000   Morgan Stanley Dean Witter & Co., 4.656 due
                 06/08/99(t)(y).................................      49,746,139
  20,000,000   Bavaria TRR Corp., 4.830 due 07/20/99(t).........      19,785,333
  35,000,000   TRW Inc., 5.130% due 06/30/99(t).................      34,700,750
  50,000,000   MCI Worlcom Inc., 5.080% due 05/18/99(t).........      49,880,056
                                                                  --------------
                                                                     193,884,625
                                                                  --------------

COMMERCIAL PAPER--FOREIGN (1.3%)
  20,000,000   Caisse D'Amortissement, 4.891 due 12/03/99(y)....      19,420,400
                                                                  --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                    SECURITY DESCRIPTION                     VALUE
------------   -------------------------------------------------  --------------
REPURCHASE AGREEMENT (14.1%)
$217,333,000   Goldman Sachs Repurchase Agreement, 4.890% dated
                 04/30/99 due 05/03/99, proceeds $217,421,563
                 (collateralized by $92,964,000 U.S. Treasury
                 Bond, 8.875% due 08/15/17, valued at
                 $125,406,949; $73,073,000 U.S. Treasury Bond,
                 8.125% due 08/15/19, valued at $93,373,556)....  $  217,333,000
                                                                  --------------
                   TOTAL SHORT-TERM INVESTMENTS (COST
                    $430,638,025)...............................     430,638,025
                                                                  --------------
               TOTAL INVESTMENTS (COST $1,983,357,820)
                 (128.4%).......................................   1,973,192,154
               LIABILITIES IN EXCESS OF OTHER ASSETS (-28.4%)...    (436,800,916)
                                                                  --------------
               NET ASSETS (100.0%)..............................  $1,536,391,238
                                                                  --------------
                                                                  --------------

------------------------------
Note: Based on the cost of the investments of $1,983,391,859 for federal income tax purposes at April 30, 1999, the aggregate gross unrealized appreciation and depreciation was $11,440,100 and $21,639,805, respectively, resulting in net unrealized depreciation of $10,199,705.

(f) Fair valued security. Approximately 1% of the market value of the securities have been valued at fair value. (See Note 1a).

(s) Security is fully or partially segregated with custodian as collateral for future contracts or with broker as initial margin for futures contracts. $337,451,890 of the market value has been segregated.

(t) All or a portion of the security has been segregated as collateral for TBA securities and when issued securities.

(v) Rate shown reflects current rate on variable or floating rate instrument or investment with step coupon rate.

(y) Yield to maturity.

Abbreviations used in the schedule of investments are as follows:

144A - Securities restricted for resale to Qualified Institutional Buyers.

AD - Accretion Directed.

CSTR - Collateral Strip Rate.

DCB - Debt Conversion Bond.

IAB - Interest in Arrears Bond.

IRB - Interest Reduction Bond.

IO - Interest Only.

MTN - Medium Term Note.

NAS - Non-accelerated Security.

PAC - Planned Amortization Class.

PDI - Past Due Interest.

PO - Principal Only.

REMIC - Real Estate Mortgage Investment Conduit.

TBA - Security purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity will be determined upon settlement date.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $1,983,357,820)         $1,973,192,154
Cash                                                          875
Foreign Currency at Value (Cost $40)                           40
Interest Receivable                                    13,107,275
Receivable for Investments Sold                         3,736,371
Variation Margin Receivable                               456,597
Prepaid Trustees' Fees                                      7,678
Prepaid Expenses and Other Assets                           8,029
                                                   --------------
    Total Assets                                    1,990,509,019
                                                   --------------
LIABILITIES
Payable for Investments Purchased                     453,643,453
Advisory Fee Payable                                      387,184
Administrative Services Fee Payable                        33,241
Fund Services Fee Payable                                     641
Accrued Expenses                                           53,262
                                                   --------------
    Total Liabilities                                 454,117,781
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $1,536,391,238
                                                   --------------
                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                  $47,264,299
Dividend Income (Net of Foreign Withholding Tax
  of $6,948 )                                                      1,065,060
                                                                 -----------
    Investment Income                                             48,329,359
EXPENSES
Advisory Fee                                       $ 2,239,935
Administrative Services Fee                            197,184
Custodian Fees and Expenses                            142,116
Professional Fees and Expenses                          23,994
Fund Services Fee                                       15,656
Administration Fee                                      10,039
Trustees' Fees and Expenses                              8,444
Miscellaneous                                            5,978
                                                   -----------
    Total Expenses                                                 2,643,346
                                                                 -----------
NET INVESTMENT INCOME                                             45,686,013
NET REALIZED GAIN (LOSS) ON
  Investment Transactions                            3,118,896
  Futures                                           (2,070,952)
  Foreign Currency Contracts and Transactions          926,014
                                                   -----------
    Net Realized Gain                                              1,973,958
NET CHANGE IN UNREALIZED
  APPRECIATION/(DEPRECIATION) OF
  Investments                                      (32,824,651)
  Futures                                              242,366
  Foreign Currency Contracts and Translations         (955,626)
                                                   -----------
    Net Change in Unrealized Depreciation                        (33,537,911)
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $14,122,060
                                                                 -----------
                                                                 -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE SIX
                                                    MONTHS ENDED     FOR THE FISCAL
                                                   APRIL 30, 1999      YEAR ENDED
                                                    (UNAUDITED)     OCTOBER 31, 1998
                                                   --------------   ----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $   45,686,013   $     76,630,594
Net Realized Gain on Investments, Futures and
  Foreign Currency Contracts and Transactions           1,973,958         14,578,678
Net Change in Unrealized Appreciation
  (Depreciation) of Investments, Futures and
  Foreign Currency Contracts and Translations         (33,537,911)         5,171,549
                                                   --------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                       14,122,060         96,380,821
                                                   --------------   ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                         476,795,432        542,769,830
Withdrawals                                          (301,716,051)      (373,515,793)
                                                   --------------   ----------------
    Net Increase from Investors' Transactions         175,079,381        169,254,037
                                                   --------------   ----------------
    Total Increase in Net Assets                      189,201,441        265,634,858
NET ASSETS
Beginning of Period                                 1,347,189,797      1,081,554,939
                                                   --------------   ----------------
End of Period                                      $1,536,391,238   $  1,347,189,797
                                                   --------------   ----------------
                                                   --------------   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                       FOR THE
                                                     SIX MONTHS         FOR THE FISCAL YEAR ENDED
                                                        ENDED                  OCTOBER 31,
                                                   APRIL 30, 1999    --------------------------------
                                                     (UNAUDITED)     1998   1997   1996   1995   1994
                                                   ---------------   ----   ----   ----   ----   ----
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                0.35%(a)   0.36%  0.37%  0.37%  0.39%  0.46%
  Net Investment Income                                   6.12%(a)   6.42%  6.70%  6.38%  6.68%  5.88%
Portfolio Turnover                                         145%(b)    115%    93%   186%   293%   234%

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Fixed Income Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no load, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The portfolio commenced operations on July 12, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $91,653,371 on that date from J.P. Morgan Bond Fund in exchange for a beneficial interest in the portfolio. The portfolio's investment objective is to provide a high total return consistent with moderate risk of capital. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

Investments in emerging and international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in emerging market and foreign countries could adversely affect the liquidity or value, or both, of such securities in which the portfolio is invested. The ability of the issuers of debt, asset-backed and mortgage securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of asset-backed and mortgage securities can be significantly affected by changes in interest rates or rapid principal payments including pre-payments.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Independent pricing services procedures include the use of prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

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THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

      The portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations. At April 30, 1999, the portfolio had no open forward foreign currency contracts.

   e) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are

32
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THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------
      known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. Open futures contracts at April 30, 1999 are summarized as follows:

      SUMMARY OF OPEN CONTRACTS AT APRIL 30, 1999

                                                                    NET UNREALIZED
                                                                    APPRECIATION/    PRINCIPAL AMOUNT
                                                   CONTRACTS LONG   (DEPRECIATION)     OF CONTRACTS
                                                   --------------   --------------   ----------------
U.S. Five Year Note, expiring June 1999..........            624    $    (338,428)   $    69,690,182
                                                   --------------   --------------   ----------------
                                                   --------------   --------------   ----------------

                                                                     NET UNREALIZED
                                                                     APPRECIATION/    PRINCIPAL AMOUNT
                                                   CONTRACTS SHORT   (DEPRECIATION)     OF CONTRACTS
                                                   ---------------   --------------   ----------------
U.S. Ten Year Note, expiring June 1999...........             400    $     657,670    $    46,532,670
U.S. Long Bond, expiring June 1999...............             235          249,371         28,493,434
                                                   ---------------   --------------   ----------------
Totals...........................................             635    $     907,041    $    75,026,104
                                                   ---------------   --------------   ----------------
                                                   ---------------   --------------   ----------------

   f) The portfolio may enter into commitments to buy and sell investments to settle on future dates as part of its normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the security were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

   g) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the Agreement, the portfolio pays JPMIM at an annual rate of 0.30% of the portfolio's average daily net assets. For the six months ended April 30, 1998, this fee amounted to $2,239,935.

                                                                              33
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THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

   b) The portfolio, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended April 30, 1999, the fee for these services amounted to $10,039.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan") under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services and J.P. Morgan Series Trust. For the six months ended April 30, 1999, the fee for these services amounted to $197,184.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $15,656 for the six months ended April 30, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $3,300.

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended April 30, 1999, were as follows:

                                                      COST OF          PROCEEDS
                                                     PURCHASES        FROM SALES
                                                   --------------   --------------
U.S. Government and Agency Obligations...........  $1,816,957,596   $1,675,959,539
Corporate and Collateralized Mortgage Obligations
 and Other Securities............................     533,839,040      392,336,500
                                                   --------------   --------------
                                                   $2,350,796,636   $2,068,296,039
                                                   --------------   --------------
                                                   --------------   --------------

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

                                                                              35